Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	490,000,000	490,000,000
Ordinary shares, issued	10,987,679	10,987,679
Ordinary shares, outstanding	10,987,679	10,987,679